Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 1,115,583,216	$ 973,898,628
Notes receivable from participants	8,438,547	8,327,906
Assets available for benefits	1,124,021,763	982,226,534	$ 839,322,571
Collective investment trusts | Fair Value Measured at Net Asset Value [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	522,378,658	137,922,421
Mutual funds | Fair Value, Inputs, Level 1 [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	347,446,541	625,442,877
Markel Group Inc. common stock | Fair Value, Inputs, Level 1 [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 245,758,017	$ 210,533,330